Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill.
Schedule of changes in Goodwill

	2025	2024
	$m	$m
Cost
At 1 January	21,335	20,361
Additions through business combinations (Note 27)	–	1,083
Exchange and other adjustments	223	(109)
At 31 December	21,558	21,335
Amortisation and impairment losses
At 1 January	310	313
Exchange and other adjustments	6	(3)
At 31 December	316	310
Net book value
At 31 December	21,242	21,025